Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
Note 6. Revenue
Disaggregation of revenue
The Company disaggregates revenue from contracts with customers into recurring revenue and non-recurring
revenues. Cyxtera derives the majority of its revenues from recurring revenue streams, consisting primarily of colocation service fees. These fees are generally billed monthly and recognized ratably over the term of the contract. The Company’s non-recurring
revenues are primarily composed of installation services related to a customer’s initial deployment and professional services the Company performs. These services are considered to be non-recurring
because they are billed typically once, upon completion of the installation or the professional services work performed. The majority of these non-recurring
revenues are typically billed on the first invoice distributed to the customer in connection with their initial installation. However, revenues from installation services are deferred and recognized ratably over the period of the contract term as discussed in Note 2 in accordance with ASC Topic 606.

	2021	2020
Recurring revenue	$671.5	$657.4
Non-recurring revenues	32.2	33.1

Total	$703.7	$690.5

Contract balances
The following table summarizes the opening and closing balances of the Company’s receivables; contract asset, current; contract asset, non-current;
deferred revenue, current; and deferred revenue,
non-current
(in millions):

	Receivables	Contract asset, current	Contract asset, non-current	Deferred revenue, current	Deferred revenue, non-current
Closing balances as of December 31, 2019	$65.2	$32.5	$23.8	$14.6	$9.6
Net (decrease) increase during the year ended December 31, 2020	(31.7)	(8.7)	(7.0)	1.0	8.5
Closing balances as of December 31, 2020	33.5	23.8	16.8	15.6	18.1
Net (decrease) increase during the year ended December 31, 2021	(15.2)	(6.6)	(4.7)	(1.1)	(3.4)
Closing balances as of December 31, 2021	18.3	17.2	12.1	14.5	14.7
The difference between the opening and closing balances of the Company’s contract assets and deferred revenues primarily results from the timing difference between the Company’s performance obligation and the customer’s payment. The amounts of revenue recognized during the years ended December
31
,
2021
,
and
2020
,
from the opening deferred revenue balance was $
15.6
 million and $
8.2
 million, respectively. During the years ended December
31
,
2021
,
and
2020
,
no
impairment loss related to contract balances was recognized in the consolidated statements of operations.
In addition to the contract liability amounts shown above, deferred revenue on the consolidated balance sheets includes $46.1 million and $44.6 million of advanced billings as of December 31, 2021
,
and 2020, respectively.
Contract costs
The ending balance of net capitalized contract costs as of December 31, 2021
,
and 2020 was $29.3 million and $40.6 million, respectively, $17.2 million and $23.8 million of which were included in prepaid and other current assets in the consolidated balance sheets as of December 31, 2021
,
and 2020, respectively, and $12.1 million and $16.8 million of which were included in other assets in the consolidated balance sheets as of December 31, 2021
,
and 2020, respectively. For the years ended December 31, 2021
,
and 2020, $26.5 million and $35.1 million, respectively, of contract costs was amortized, $15.2 million and $24.1 million of which were included in cost of revenues, excluding depreciation and amortization in the consolidated statements of operations for the years ended December 31, 2021
,
and 2020, respectively, and $11.3 million and $11.0 million of which were included in selling, general and administrative expenses in the consolidated statements of operations for the years ended December 31, 2021
,
and 2020.
Remaining performance obligations
Under colocation contracts, Cyxtera’s performance obligations are to provide customers with space and power through fixed duration agreements, which are typically three years in length. Under these arrangements, the Company bills customers on a monthly basis. Under interconnection agreements, Cyxtera’s performance obligations are to provide customers the ability to establish connections to their network service providers and business partners. Interconnection services are typically offered on month-to-month
contract terms and generate recurring revenue.
Cyxtera’s remaining performance obligations under its colocation agreements represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized in future periods. The remaining performance obligations do not include estimates of variable consideration related to unsatisfied performance obligations, such as the use of metered power, or any contracts that could be terminated without significant penalties, such as the majority of interconnection revenues. The aggregate amount allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2021, was

$818.0 million, of which 45%, 27% and 28% is expected to be recognized over the next year, the next one to two years, and thereafter, respectively.

The aggregate amount allocated to performance obligations that were unsatisfied or partially unsatisfied as of December 31, 2020 was $869.3 million, of which 49%, 27%, and 24% is expected to be recognized over the next year, the next one to two years, and thereafter, respectively.
While initial contract terms vary in length, substantially all contracts automatically renew in one-year
increments. Included in the remaining performance obligations is either (1) remaining performance obligations under the initial contract terms or (2) remaining performance obligations related to contracts in the renewal period once the initial terms have lapsed.